LOAN RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2017
LOAN RECEIVABLES
Schedule of current and non-current portion of loans receivables

	As of December 31,
	2016	2017
Loan receivables, current portion
Loan receivables from franchisees	14,649	29,754
Loan receivables from other entities	7,761	350,826

Total	22,410	380,580

Loan receivables, non-current portion
Loan receivables from franchisees	7,269	31,534
Loan receivables from other entities	—	10,796

Total	7,269	42,330